Revenue Recognition - Additional Information 1 (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 21.1	$ 20.7
Revenue remaining performance obligation percentage	90.00%
Revenue remaining performance obligation expected timing of satisfaction year	2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation expected timing of satisfaction year	2022